Basis of presentation and statement of compliance	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of presentation and statement of compliance

2. Basis of presentation and statement of compliance

a) Basis of Presentation

The annual consolidated financial statements include the accounts of Obsidian Energy and our wholly owned subsidiaries. Results from acquired properties are included in Obsidian Energy’s reported results subsequent to the closing date and results from properties sold are included until the closing date.

All intercompany balances, transactions, income and expenses are eliminated on consolidation.

Certain comparative figures have been reclassified to correspond with current period presentation.

b) Statement of Compliance

These annual consolidated financial statements are prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

The annual consolidated financial statements have been prepared on a historical cost basis, except risk management assets and liabilities which are recorded at fair value as discussed in Note 9.

These annual consolidated financial statements of the Company for the year ended December 31, 2025 were approved for issuance by the Board of Directors on February 18, 2026.